Warrant liabilities - Schedule of Warrant Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Public Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Number of shares, beginning balance	958,272	958,272
Number of amount, beginning balance	$ 910,263	$ 287,482
Number of shares, change in fair value
Number of amount, change in fair value	$ (177,376)	$ 219,364
Number of shares, ending balance	958,272	958,272
Number of amount, ending balance	$ 732,887	$ 506,846
Private Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Number of shares, beginning balance	1,206,250	2,000,000
Number of amount, beginning balance	$ 19,172,009	$ 5,934,000
Number of shares, warrants granted		825,000
Number of amount, warrants granted		$ 3,642,663
Number of shares, warrants exercised	(1,206,250)
Number of amount, warrants exercised	$ (20,880,595)
Number of shares, change in fair value
Number of amount, change in fair value	$ 1,708,586	$ (4,592,606)
Number of shares, ending balance		2,825,000
Number of amount, ending balance		$ 4,984,057